Retirement Benefit Plan - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Detail) - BT Pension Scheme [Member] - GBP (£) £ in Billions		Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	100.00%	100.00%
Private Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	4.00%	4.00%
UK Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	1.00%	2.00%
Overseas Developed Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	16.00%	18.00%
Emerging Markets Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	1.00%	1.00%
UK Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	8.00%	8.00%
Overseas Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	2.00%	3.00%
Absolute Return [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1],[2]	3.00%	5.00%
Non Core Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1],[3]	7.00%	7.00%
Mature Infrastructure [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	3.00%	3.00%
UK Index Linked Government Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	25.00%	25.00%
Global Investment Grade Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	20.00%	15.00%
EEPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	7.00%	3.00%
Longevity Insurance Contract [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1],[4]	(1.00%)	(1.00%)
Other Non-physical Cash [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1],[5]	4.00%	7.00%
At Fair Value [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 49.9	£ 50.1
of which quoted £bn	[1],[6]	29.7	28.3
At Fair Value [Member] | Private Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	1.9	1.9
At Fair Value [Member] | UK Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	0.5	0.7
of which quoted £bn	[1],[6]	0.5	0.6
At Fair Value [Member] | Overseas Developed Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	7.8	9.1
of which quoted £bn	[1],[6]	7.3	8.6
At Fair Value [Member] | Emerging Markets Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	0.5	0.5
of which quoted £bn	[1],[6]	0.4	0.1
At Fair Value [Member] | UK Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	3.9	4.1
At Fair Value [Member] | Overseas Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	1.2	1.7
At Fair Value [Member] | Absolute Return [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[2]	1.5	2.3
At Fair Value [Member] | Non Core Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[3]	3.4	3.5
of which quoted £bn	[1],[3],[6]	1.0	1.1
At Fair Value [Member] | Mature Infrastructure [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	1.4	1.7
At Fair Value [Member] | UK Index Linked Government Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	12.5	12.3
of which quoted £bn	[1],[6]	12.5	12.0
At Fair Value [Member] | Global Investment Grade Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	10.0	7.6
of which quoted £bn	[1],[6]	8.0	5.9
At Fair Value [Member] | EEPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	3.8	1.7
At Fair Value [Member] | Longevity Insurance Contract [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[4]	(0.4)	(0.3)
At Fair Value [Member] | Other Non-physical Cash [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[5]	£ 1.9	£ 3.3

[1]	a At 31 March 2018, the Scheme’s assets included equity issued by the group of £3m (2016/17: £nil). The Scheme also held £10m (2016/17: £10m) of index-linked bonds issued by the group.
[2]	This allocation seeks to generate returns irrespective of the direction of markets. Managers within this allocation will typically manage their portfolios without close regard to a specific market benchmark.
[3]	This allocation includes a range of credit investments, including emerging market, sub-investment grade and unrated credit. The allocation seeks to exploit investment opportunities within credit markets using the expertise of a range of specialist investment managers.
[4]	The Trustee has hedged some of the Scheme’s longevity risk through a longevity insurance contract which was entered into in 2014. The value reflects experience to date on the contract from higher than expected deaths. This amount partly offsets a reduction recognised in the Scheme’s liabilities.
[5]	Non-physical cash includes offsets in future positions and cash collateral posted in relation to derivatives held by the Scheme.
[6]	Assets with a quoted price in an active market.